Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
6.
CASH AND CASH EQUIVALENTS

	December 31,	June 30,
	2022	2023
Cash in hand	$256	$1,095
Cash in banks	26,456,482	40,942,854
Money market fund	30,445,339	—
	$56,902,077	$40,943,949

Cash in banks comprise cash and short-term bank deposits with an original maturity of three months.

In February 2022, the Company engaged an asset management bank to obtain better returns on the Company’s cash pursuant to Company’s Investment Policy which is designed to permit the Company to earn an attractive rate and return on its investments while limiting the risk, conserve capital and maintain liquidity. The Company classifies all highly liquid investments with stated maturities of three months or less from date of purchase as cash equivalents as they were subject to an insignificant risk of changes in value. The money market fund is highly liquid and invested in quality short-term money market instruments and is readily convertible to a known amount of cash that is subject to an insignificant risk of change. The Company discloses gains arising from such investments as cash flows arising from investing activities in the cash flow statement consistently. The money market fund was liquidated on March 21, 2023 and on June 30, 2023 the Company has no holdings in any money market fund.